Other Payables	6 Months Ended
Dec. 31, 2022
Other Payables [Abstract]
Other payables

Note 15. Other payables

	Consolidated
	31 December	30 June
	2022	2022
	$	$

Deferred acquisition consideration	656,928	-

The deferred acquisition consideration relates to the acquisition of Vertica Health (Pty) Ltd. Refer to Note 2.